SUPPLEMENT TO THE PROSPECTUS OF
FIDELITY GROWTH AND GUARANTEED INCOME® ANNUITY
ISSUED BY FIDELITY INVESTMENTS
LIFE INSURANCE COMPANY ("FILI")

DATED APRIL 30, 2009

Fidelity Growth and Guaranteed Income® has not been available for sale since April 30, 2009.

GMWB-09-02 July 22, 2009
1.892195.101